Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization expense for finite-lived intangible assets	$ 73,438	$ 72,417	$ 38,094
Weighted-average useful life of the finite-lived intangible assets [In years]	19
Estimated amortization expense for year one	73,000
Estimated amortization expense for year two	73,000
Estimated amortization expense for year three	73,000
Estimated amortization expense for year four	73,000
Estimated amortization expense for year five	73,000
Impairment charges	17,599	11,658	1,491
Europe's Best Trademark [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Impairment charge recognized	3,621	7,282
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charge recognized to reduce the carrying value of the customer relationship to its estimated fair value	$ (13,534)